Employee Benefits - Summary of Movement in Present Value of Accrued Benefit Obligation for Defined Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about defined benefit plans [abstract]
Defined benefit obligation, beginning of year	$ 35,529	$ 31,449
Increase through business combinations	70,261	0
Current service cost	55,437	528
Interest cost	2,289	948
Benefits paid	(5,437)	(1,539)
Remeasurement (gain) loss arising from:
- Demographic	252	0
- Financial assumptions	5,997	3,563
- Experience	(426)	(343)
Settlement	(3,420)	113
Effect of movements in exchange rates	298	810
Defined benefit obligation, end of year	$ 160,780	$ 35,529